Note 2 - Summary of Presentation (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Servicing Asset at Fair Value, Amount, Ending Balance	$ 108,315
COVID 19 [Member]
Government Assistance, Wage Subsidies	34,767
COVID 19 [Member] | Cost of Sales [Member]
Government Assistance, Wage Subsidies	24,456
COVID 19 [Member] | Selling, General and Administrative Expenses [Member]
Government Assistance, Wage Subsidies	$ 9,312
Long-term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Fannie Mae Delegated Underwriting and Servicing (“DUS”) [Member]
Financing Receivable, Originated, Guarantee Performance Percentage	33.33%
Minimum [Member] | Long-term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	5 years
Minimum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	4 years
Minimum [Member] | Investment Management Contracts [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	5 years
Minimum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Minimum [Member] | Franchise Rights [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Minimum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Maximum [Member] | Long-term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	10 years
Maximum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	20 years
Maximum [Member] | Investment Management Contracts [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	15 years
Maximum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Maximum [Member] | Franchise Rights [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	15 years
Maximum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years